Note 2 - Securities - Continuous Unrealized Loss Position (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Debt securities available-for-sale, continuous loss position, less than 12 months, fair value	$ 30,244,000	$ 9,188,000
Debt securities available-for-sale, continuous loss position, less than 12 months, unrealized losses	471,000	94,000
Debt securities available-for-sale, continuous loss position, more than 12 months, fair value	72,592,000	82,872,000
Debt securities available-for-sale, continuous loss position, more than 12 months, unrealized losses	5,184,000	4,943,000
Debt securities available-for-sale, continuous loss position, fair value	102,836,000	92,060,000
Debt securities available-for-sale, continuous loss position, unrealized losses	5,655,000	5,037,000
US Treasury Securities [Member]
Debt securities available-for-sale, continuous loss position, less than 12 months, fair value	0	1,232,000
Debt securities available-for-sale, continuous loss position, less than 12 months, unrealized losses	0	4,000
Debt securities available-for-sale, continuous loss position, more than 12 months, fair value	248,000	245,000
Debt securities available-for-sale, continuous loss position, more than 12 months, unrealized losses	1,000	5,000
Debt securities available-for-sale, continuous loss position, fair value	248,000	1,477,000
Debt securities available-for-sale, continuous loss position, unrealized losses	1,000	9,000
US Government Agencies Debt Securities [Member]
Debt securities available-for-sale, continuous loss position, less than 12 months, fair value	11,650,000	896,000
Debt securities available-for-sale, continuous loss position, less than 12 months, unrealized losses	235,000	1,000
Debt securities available-for-sale, continuous loss position, more than 12 months, fair value	10,169,000	16,527,000
Debt securities available-for-sale, continuous loss position, more than 12 months, unrealized losses	192,000	631,000
Debt securities available-for-sale, continuous loss position, fair value	21,819,000	17,423,000
Debt securities available-for-sale, continuous loss position, unrealized losses	427,000	632,000
Taxable Municipal Notes [Member]
Debt securities available-for-sale, continuous loss position, less than 12 months, fair value	0	470,000
Debt securities available-for-sale, continuous loss position, less than 12 months, unrealized losses	0	30,000
Debt securities available-for-sale, continuous loss position, more than 12 months, fair value	5,631,000	6,719,000
Debt securities available-for-sale, continuous loss position, more than 12 months, unrealized losses	511,000	712,000
Debt securities available-for-sale, continuous loss position, fair value	5,631,000	7,189,000
Debt securities available-for-sale, continuous loss position, unrealized losses	511,000	742,000
Nontaxable Municipal Notes [Member]
Debt securities available-for-sale, continuous loss position, less than 12 months, fair value	6,646,000	3,389,000
Debt securities available-for-sale, continuous loss position, less than 12 months, unrealized losses	96,000	42,000
Debt securities available-for-sale, continuous loss position, more than 12 months, fair value	43,673,000	44,786,000
Debt securities available-for-sale, continuous loss position, more than 12 months, unrealized losses	3,807,000	2,566,000
Debt securities available-for-sale, continuous loss position, fair value	50,319,000	48,175,000
Debt securities available-for-sale, continuous loss position, unrealized losses	3,903,000	2,608,000
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Debt securities available-for-sale, continuous loss position, less than 12 months, fair value	11,450,000	3,201,000
Debt securities available-for-sale, continuous loss position, less than 12 months, unrealized losses	140,000	17,000
Debt securities available-for-sale, continuous loss position, more than 12 months, fair value	9,492,000	9,884,000
Debt securities available-for-sale, continuous loss position, more than 12 months, unrealized losses	516,000	683,000
Debt securities available-for-sale, continuous loss position, fair value	20,942,000	13,085,000
Debt securities available-for-sale, continuous loss position, unrealized losses	656,000	700,000
Corporate Debt Securities [Member]
Debt securities available-for-sale, continuous loss position, less than 12 months, fair value	498,000	0
Debt securities available-for-sale, continuous loss position, less than 12 months, unrealized losses	0	0
Debt securities available-for-sale, continuous loss position, more than 12 months, fair value	3,379,000	4,711,000
Debt securities available-for-sale, continuous loss position, more than 12 months, unrealized losses	157,000	346,000
Debt securities available-for-sale, continuous loss position, fair value	3,877,000	4,711,000
Debt securities available-for-sale, continuous loss position, unrealized losses	$ 157,000	$ 346,000